ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of accounts receivable net of allowance for doubtful accounts

	As of December 31,
	2019	2020
Accounts receivable	29,085	46,898
Allowance for doubtful accounts	(4,842)	(17,218)
Accounts receivable, net of allowance for doubtful accounts	24,243	29,680

Schedule of allowance for doubtful accounts

	For the Year Ended December 31,
	2018	2019	2020
Balance as of the beginning of the year	—	—	4,842
Additions charged to bad debt expense	—	4,842	12,376
Balance as of the end of the year	—	4,842	17,218